Shareholder Report, Holdings (Details) - C000017543	Dec. 31, 2024
FIXED INC CLEARING CORP.REPO
Holdings [Line Items]
Percent of Net Asset Value	11.40%
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Helikon Long Short Equity Fund ICAV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Voloridge Trading Aggressive Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Eversept Global Healthcare Fund LP
Holdings [Line Items]
Percent of Net Asset Value	2.10%
United States
Holdings [Line Items]
Percent of Net Asset Value	93.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.50%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.30%